LONG-TERM RECEIVABLE	12 Months Ended
Nov. 30, 2023
Disclosure Of Long Term Receivable [Abstract]
LONG-TERM RECEIVABLE [Text Block]

6. LONG-TERM RECEIVABLE

During the year ended November 30, 2023, the Company provided facility agreements with a third party to fund the latter's new and existing business opportunities. This solidifies the Company's commitment to further its partnership with the third party and the move towards autonomous drone applications through further development of a dedicated drone docking station.

On May 29, 2023, the Company signed a facility agreement with a third party wherein the Company will provide a total of £50,000 ($84,929). The agreement provides for a 5% annual interest rate and the Company has the option to convert the full amount to 5% of the diluted share capital of the third party.

On July 25, 2023, the Company signed another facility agreement with a third party wherein the Company will provide a total of £35,000 for general corporate purposes and it has sent a total of £35,000 ($60,151). The agreement provides for a 5% annual interest rate and the Company has the option to convert the full amount to 3.5% of the diluted share capital of the third party.

On August 11, 2023, the Company signed another facility agreement with a third party wherein the Company will provide £15,000 for general corporate purposes and it has sent a total of £15,000 ($26,017).  The agreement provides for a 5% annual interest rate and the Company has the option to convert the full amount to 1.5% of the diluted share capital of the third party.

On September 28, 2023, the Company signed another facility agreement with a third party wherein the Company will provide £10,000 for general corporate purposes and it has sent a total of £10,000 ($17,093).  The agreement provides for a 5% annual interest rate and the Company has the option to convert the full amount to 1% of the diluted share capital of the third party.

On November 24, 2023, the Company signed another facility agreement with a third party wherein the Company will provide £10,000 for general corporate purposes and it has sent a total of £10,000 ($17,749).  The agreement provides for a 5% annual interest rate and the Company has the option to convert the full amount to 1% of the diluted share capital of the third party.

As at November 30, 2023, the Company has loaned to the third party a total of £122,203 ($209,702) including the interest incurred of £2,203 ($3,765). No conversion was made as at year ended November 30, 2023. However, due to uncertainty surrounding collectability, the Company recognized impairment loss in the consolidated statements of loss and comprehensive loss amounting to $209,702 (Note 20).